Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,928,572.60

Principal:
Principal Collections	$30,558,480.30
Prepayments in Full	$20,670,067.23
Liquidation Proceeds	$430,382.90
Recoveries	$43,290.28
Sub Total	$51,702,220.71
Collections	$55,630,793.31

Purchase Amounts:
Purchase Amounts Related to Principal	$165,120.86
Purchase Amounts Related to Interest	$1,380.92
Sub Total	$166,501.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,797,295.09

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$55,797,295.09
Servicing Fee	$1,120,323.09	$1,120,323.09	$0.00	$0.00	$54,676,972.00
Interest - Class A-1 Notes	$7,925.66	$7,925.66	$0.00	$0.00	$54,669,046.34
Interest - Class A-2 Notes	$258,233.33	$258,233.33	$0.00	$0.00	$54,410,813.01
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$53,965,259.68
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$53,828,096.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,828,096.68
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$53,750,363.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,750,363.76
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$53,693,537.76
Third Priority Principal Payment	$22,263,806.50	$22,263,806.50	$0.00	$0.00	$31,429,731.26
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$31,357,383.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,357,383.34
Regular Principal Payment	$42,586,003.18	$31,357,383.34	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,797,295.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$22,263,806.50
Regular Principal Payment					$31,357,383.34
Total					$53,621,189.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,351,276.05	$108.39	$7,925.66	$0.02	$41,359,201.71	$108.41
Class A-2 Notes	$12,269,913.79	$24.15	$258,233.33	$0.51	$12,528,147.12	$24.66
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$53,621,189.84	$33.31	$1,055,782.16	$0.66	$54,676,972.00	$33.97

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$41,351,276.05	0.1083913	$0.00	0.0000000
Class A-2 Notes	$508,000,000.00	1.0000000	$495,730,086.21	0.9758466
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,269,751,276.05	0.7887144	$1,216,130,086.21	0.7554072

Pool Information
Weighted Average APR	3.565%	3.544%
Weighted Average Remaining Term	50.59	49.79
Number of Receivables Outstanding	66,129	64,461
Pool Balance	$1,344,387,703.54	$1,292,255,348.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,265,057,911.91	$1,215,917,469.55
Pool Factor	0.8033075	0.7721571

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$19,383,830.22
Yield Supplement Overcollateralization Amount	$76,337,878.52
Targeted Overcollateralization Amount	$87,353,881.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,125,261.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		143	$308,304.18
(Recoveries)		10	$43,290.28
Net Losses for Current Collection Period			$265,013.90
Cumulative Net Losses Last Collection Period			$674,566.01
Cumulative Net Losses for all Collection Periods			$939,579.91

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.65%	385	$8,404,083.08
61-90 Days Delinquent	0.07%	41	$933,058.20
91-120 Days Delinquent	0.01%	5	$111,851.06
Over 120 Days Delinquent	0.00%	2	$58,511.95
Total Delinquent Receivables	0.74%	433	$9,507,504.29

Repossession Inventory:
Repossessed in the Current Collection Period		37	$1,008,925.62
Total Repossessed Inventory		48	$1,277,419.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.1519%
Prior Collection Period			0.2096%
Current Collection Period			0.2412%
Three Month Average			0.2009%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0543%
Prior Collection Period			0.0605%
Current Collection Period			0.0745%
Three Month Average			0.0631%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer